Fair Value (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value
Total debt	$ 1,530,958,000	$ 1,302,943,000	$ 1,229,498,000
Senior secured credit facility
Fair Value
Total debt	916,100,000	1,226,600,000	878,000,000
Fair value	907,800,000	1,216,200,000	823,300,000
7 5/8% senior subordinated notes
Fair Value
Total debt		70,000,000	345,000,000
Fair value		$ 70,800,000	$ 326,400,000
Interest rate of debt (as a percent)	7.625%	7.625%	7.625%